Leases (Tables)	12 Months Ended
Jun. 30, 2022
Leases Table [abstract]
Schedule of amounts relating to leases
	Years Ended June 30,
Right-of-use assets	2022	2021	2020
Right-of-use assets	115,971	65,495	31,866
Lease liabilities
Current	57,632	27,746	32,879
Non-current	59,857	37,903	868
	117,489	65,649	33,747

Schedule of amounts recognized in profit or loss relating leases
	Years Ended June 30,
	2022	2021	2020
Depreciation of right-of-use assets	36,366	56,707	86,439
Interest expense	2,285	1,299	3,877
Expenses relating to short-term leases (included in general and administration expenses)	79,309	87,131	46,913
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)	-	-	25,844